OTHER ASSETS	12 Months Ended
Dec. 31, 2024
OTHER ASSETS
OTHER ASSETS

12.  OTHER ASSETS

	2024	2023
Equipment installments receivable	$703.5	$648.0
Contract costs[1]	215.3	231.7
Contract assets[2]	185.7	171.9
Audiovisual content	73.7	54.5
Other[3]	221.9	60.9
	1,400.1	1,167.0
Less current portion:
Equipment installments receivable (included in “Accounts receivable”)	(526.0)	(475.9)
Contract costs (included in “Other current assets”)	(127.3)	(126.8)
Contract assets	(139.6)	(125.4)
Audiovisual content (included in “Inventories”)	(42.6)	(54.5)
Other (included in “Accounts receivable”)	(55.0)	(35.9)
	$509.6	$348.5
1	Amortization amounted to $155.8 million in 2024 ($128.9 million in 2023 and $81.4 million in 2022).
2	Impairment loss on contract assets resulting from mobile contracts being cancelled prior to their initial term amounted to $0.4 million in 2024 ($2.8 million in 2023 and $9.9 million in 2022), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.
3	Includes $219.6 million in government credits receivable for large investment projects in 2024 ($59.6 million in 2023).